Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	¥ 5,413,428	¥ 5,739,723	¥ 4,343,364
Total expense	[2]	4,250,758	3,477,067	2,922,921
Income (loss) before income tax expense (benefit)		1,162,670	2,262,656	1,420,443
Net income (loss) attributable to Mitsubishi UFJ Financial Group		802,332	1,531,127	1,015,393
Total assets at end of fiscal year		292,570,296	280,886,326	253,661,077
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	2,995,693	3,016,375	3,110,050
Total expense	[2]	2,501,616	2,013,032	1,952,250
Income (loss) before income tax expense (benefit)		494,077	1,003,343	1,157,800
Net income (loss) attributable to Mitsubishi UFJ Financial Group		185,395	410,671	859,846
Total assets at end of fiscal year		176,990,196	169,280,635	158,809,701
Foreign, United States of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	800,726	715,461	218,953
Total expense	[2]	741,930	515,290	426,084
Income (loss) before income tax expense (benefit)		58,796	200,171	(207,131)
Net income (loss) attributable to Mitsubishi UFJ Financial Group		173,376	187,354	(131,566)
Total assets at end of fiscal year		52,721,548	46,327,668	40,625,000
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	326,381	521,440	155,022
Total expense	[2]	205,459	166,892	143,417
Income (loss) before income tax expense (benefit)		120,922	354,548	11,605
Net income (loss) attributable to Mitsubishi UFJ Financial Group		162,620	309,808	6,484
Total assets at end of fiscal year		26,194,772	27,718,111	22,352,446
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	981,076	1,087,444	569,018
Total expense	[2]	661,920	673,066	315,203
Income (loss) before income tax expense (benefit)		319,156	414,378	253,815
Net income (loss) attributable to Mitsubishi UFJ Financial Group		196,712	358,627	149,417
Total assets at end of fiscal year		25,019,609	26,193,776	22,312,805
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1],[3]	309,552	399,003	290,321
Total expense	[2],[3]	139,833	108,787	85,967
Income (loss) before income tax expense (benefit)	[3]	169,719	290,216	204,354
Net income (loss) attributable to Mitsubishi UFJ Financial Group	[3]	84,229	264,667	131,212
Total assets at end of fiscal year	[3]	¥ 11,644,171	¥ 11,366,136	¥ 9,561,125

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision (credit) for credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.